Operating lease (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Lessee, Lease, Description [Line Items]
Operating lease term	12 months
Right of use asset amortization expense	$ 102,079	$ 97,803	$ 166,872
Short term lease cost	$ 8,635	$ 83,041
Lessee operating lease, discount rate	3.45%
Operating Lease Liability Shenzhen Wan [Member]
Lessee, Lease, Description [Line Items]
Operating lease term	2 years